Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Operations and Customer Concentration

Nature of Operations and Customer Concentration

HopFed Bancorp, Inc. (the “Corporation”) is a bank holding company incorporated in the state of Delaware and headquartered in Hopkinsville, Kentucky. The Corporation’s principal business activities are conducted through its wholly-owned subsidiary, Heritage Bank USA, Inc. (the “Bank”), a Kentucky state chartered commercial bank engaged in the business of accepting deposits and providing mortgage, consumer, construction and commercial loans to the general public through its retail banking offices. The Bank’s business activities are primarily limited to western Kentucky and middle and western Tennessee. The Bank is subject to competition from other financial institutions. Deposits at the Bank are insured up to the applicable limits by the Federal Deposit Insurance Corporation (FDIC).

The Bank is a Kentucky commercial chartered bank and is supervised by the Kentucky Department of Financial Institutions (“KDFI”) and the FDIC. Supervision of the Corporation is conducted by the Federal Reserve Bank of Saint Louis (“FED”).

The Bank owns JBMM, LLC, a wholly owned, limited liability company, which owns and manages the Bank’s foreclosed assets. The Bank owns Heritage Interim Corporation, a Tennessee corporation established to facilitate the acquisition of a bank in Tennessee. The proposed acquisition was terminated in August of 2013. The Bank owns Heritage USA Title, LLC, which sells title insurance to the Bank’s real estate loan customers.

The Bank owns Fort Webb LP, LLC, which owns a limited partnership interest in Fort Webb Elderly Housing LP, LLC, a low income senior citizen housing facility in Bowling Green, Kentucky. The facility offers apartments for rent for those senior citizens who qualify and is managed by the Bowling Green, Kentucky Housing Authority.

A substantial portion of the Bank’s loans are secured by real estate in the western Kentucky and middle and west Tennessee markets. In addition, foreclosed real estate is located in this same market. Accordingly, the ultimate ability to collect on a substantial portion of the Bank’s loan portfolio and the recovery of a substantial portion of the carrying amount of foreclosed real estate is susceptible to changes in local market conditions.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, the Bank and its subsidiaries (collectively the “Company”) for all periods. Significant inter-company balances and transactions have been eliminated in consolidation.

Accounting

Accounting

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and conform to general practices in the banking industry. U.S. GAAP is generally defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), as amended by Accounting Standards Updates (“ASUs”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) are also sources of authoritative U.S. GAAP for SEC registrants.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity (VIE) under U.S. GAAP. Voting interest entities in which the total equity investment is a risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decision about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, VIE’s are entities in which it has all, or at least a majority of, the voting interest. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The subsidiaries, HopFed Capital Trust I and Fort Webb LP, LLC are VIEs for which the Company is not the primary beneficiary. Accordingly, these accounts are not included in the Company’s consolidated financial statements.

Subsequent Events	Subsequent Events The Company has evaluated subsequent events for potential impact and disclosure through the issue date of these consolidated financial statements.
Estimates

Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheets and revenues and expenses for each year. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowances for loan losses and foreclosed real estate, management obtains independent appraisals for significant collateral.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand, amounts due on demand from commercial banks, interest-bearing deposits in other financial institutions and federal funds sold with maturities of three months or less. The Company is required to maintain reserve funds in either cash on hand or on deposit with the Federal Reserve Bank. At December 31, 2016, the Company’s reserve requirement was met with available cash on hand.

Securities

Securities

The Company reports debt, readily-marketable equity, mortgage-backed and mortgage related securities in one of the following categories: (i) “trading” (held for current resale) which are to be reported at fair value, with unrealized gains and losses included in earnings; and (ii) “available for sale” (all other debt, equity, mortgage-backed and mortgage related securities) which are to be reported at fair value, with unrealized gains and losses reported net of tax as a separate component of stockholders’ equity. At the time of new security purchases, a determination is made as to the appropriate classification. Realized and unrealized gains and losses on trading securities are included in net income. Unrealized gains and losses on securities available for sale are recognized as direct increases or decreases in stockholders’ equity, net of any tax effect. Cost of securities sold is recognized using the specific identification method. Interest income on securities is recognized as earned. The Company purchases many agency bonds at either a premium or discount to its par value. Premiums and discounts on agency bonds are amortized using the net interest method. For callable bonds purchased at a premium, the premium is amortized to the first call date. If the bond is not called on that date, the premium is fully amortized and the Company recognizes an increase in the net yield of the investment. The Company has determined that callable bonds purchased at a premium have a high likelihood of being called, and the decision to amortize premiums to their first call is a more conservative method of recognizing income and any variance from amortizing to contractual maturity is not material to the consolidated financial statements. For agency bonds purchased at a discount, the discount is accreted to the final maturity date. For callable bonds purchased at discount and called before maturity, the Company recognizes a gain on the sale of securities. The Company amortizes premiums and accretes discounts on mortgage back securities and collateralized mortgage obligations based on the securities three-month average prepayment speed. Gains and losses on sales are recorded on the trade date.

Other Than Temporary Impairment

Other Than Temporary Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic conditions warrant such evaluation. A decline in the fair value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss. If a credit loss is identified, management then considers whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. If management concludes that it is not more-likely-than-not that it will be required to sell the security, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity. If the security is determined to be other-than-temporarily impaired, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established.

Other Securities

Other Securities

Other securities which are not actively traded and may be restricted, such as Federal Home Loan Bank (FHLB) stock are recognized at cost, as the value is not considered impaired. FHLB stock is periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans Receivable and Allowance for Loan Losses

Loans Receivable and Allowance for Loan Losses

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and deferred loan cost. ASC 310-20, Nonrefundable Fees and Other Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases, requires the recognition of loan origination fee income over the life of the loan and the recognition of certain direct loan origination costs over the life of the loan. Uncollectible interest on loans that are contractually past due is charged off, or an allowance is established based on management’s periodic evaluation. The Company charges off loans after, in management’s opinion, the collection of all or a large portion of the principal or interest is not collectable. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received while the loan is classified as non-accrual, when the loan is ninety days past due. Loans may be returned to accrual status when all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower in accordance with the contractual terms of interest and principal.

The Company provides an allowance for loan losses and includes in operating expenses a provision for loan losses determined by management. Subsequent recoveries, if any, are credited to the allowance. Management’s periodic evaluation of the adequacy of the allowance is based on the Company’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, and current economic conditions. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent three years.

Loans are considered to be impaired when, in management’s judgment, principal or interest is not collectible according to the contractual terms of the loan agreement. When conducting loan evaluations, management considers various factors such as historical loan performance, the financial condition of the borrower and adequacy of collateral to determine if a loan is impaired. Impaired loans and loans classified as Troubled Debt Restructurings (“TDR’s”) may be classified as either substandard or doubtful and reserved for based on individual loans risk for loss. Loans not considered impaired may be classified as either special mention or watch and may have an allowance established for it. Typically, unimpaired classified loans exhibit some form of weakness in either industry trends, collateral, or cash flow that result in a default risk greater than that of the Company’s typical loan. All classified amounts include all unpaid interest and fees as well as the principal balance outstanding.

The measurement of impaired loans generally may be based on the present value of future cash flows discounted at the historical effective interest rate. However, the majority of the Company’s problem loans become collateral dependent at the time they are judged to be impaired. Therefore, the measurement of impaired requires the Company to obtain a new appraisal to obtain the fair value of the collateral. The appraised value is then discounted to an estimate of the Company’s net realizable value, reducing the appraised value by the amount of holding and selling cost. When the measured amount of an impaired loan is less than the recorded investment in the loan, the impairment is recorded as a charge to income and a valuation allowance, which is included as a component of the allowance for loan losses. For loans not individually evaluated, management considers the Company’s recent charge off history, the Company’s current past due and non-accrual trends, banking industry trends and both local and national economic conditions when making an estimate as to the amount to reserve for losses. Management believes it has established the allowance in accordance with U.S. GAAP and has taken into account the views of its regulators and the current economic environment.

If an asset or portion thereof is classified as a loss, we establish a specific reserve for such amount. If the Company determines that a loan relationship is collateral dependent, the Company will charge off the portion of that loan that is deemed to be impaired against the allowance for loan loss account. The Company defines collateral dependent as any loan in that the customer will be unable to reduce the principal balance of the loan without the complete or partial sale of the collateral. The Company will charge off a portion or all of a loan balance once it deems the collection of any remaining interest and principal due to be unlikely.

Loans held for sale

Loans held for sale

Mortgage loans originated and intended for sale are carried at the lower of cost or estimated fair value as determined on a loan-by-loan basis. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. Realized gains and losses are recognized when legal title to the loans has been transferred to the purchaser and sales proceeds have been received and are reflected in the accompanying consolidated statement of operations in gains on mortgage loans sold, net of related costs such as compensation expenses. The Company does not securitize mortgage loans.

Fixed Rate Mortgage Originations

Fixed Rate Mortgage Originations

The Company operates a mortgage division that originates mortgage loans in the name of assorted investors, including Federal Home Loan Mortgage Corporation (Freddie Mac). Originations for Freddie Mac are sold through the Bank while originations to other investors are processed for a fee. On a limited basis, loans sold to Freddie Mac may result in the Bank retaining loan servicing rights. In recent years, customers have chosen lower origination rates over having their loan locally serviced; thereby limiting the amount of new loans sold with servicing retained. At December 31, 2016, the Bank maintained a servicing portfolio of one to four family real estate loans of approximately $19.7 million and approximately $22.8 million at December 31, 2015. For the years ended December 31, 2016, December 31, 2015, and December 31, 2014, the Bank has reviewed the value of the servicing asset as well as the operational cost associated with servicing the portfolio. The Bank has determined that the values of its servicing rights are not material to the Company’s consolidated financial statements.

Foreclosed Assets

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure or repossession carried at the lower of cost or fair value less selling expenses. Costs of improving the assets are capitalized, whereas costs relating to holding the property are expensed. Management conducts periodic valuations (no less than annually) and any adjustments to value are recognized in the current period’s operations.

Repurchase Agreements

Repurchase Agreements

The Company sells investments from its portfolio to business and municipal customers with a written agreement to repurchase those investments on the next business day. The repurchase product gives business customers the opportunity to earn income on liquid cash reserves. These funds are overnight borrowings of the Company secured by Company assets and are not FDIC insured.

Treasury Stock

Treasury Stock

The Company may occasionally purchase its own common stock either in open market transactions or privately negotiated transactions. The value of the Company’s common stock held in treasury is listed at cost.

Unearned ESOP Shares

Unearned ESOP Shares

The Company offers an Employee Stock Ownership Plan (“ESOP”) to the employees of the Company. The unearned portion of common stock of the Company held in the ESOP Trust is recorded on the balance sheet at cost. Common stock is released from the ESOP Trust to the participants as the Bank makes payments on the loan to the Corporation on behalf of the ESOP Trust.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities, unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other than temporary impairment has been recognized in income, and unrealized appreciation (depreciation) on derivatives.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets have been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Revenue Recognition

Revenue Recognition

Mortgage loans held for sale are generally delivered to secondary market investors under best efforts sales commitments entered into prior to the closing of the individual loan. Loan sales and related gains or losses are recognized at settlement. Loan fees earned for the servicing of secondary market loans are recognized as earned.

Interest income on loans receivable is reported on the interest method. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired, placed in non-accrual status, or payments are past due more than 90 days. Interest earned as reported as income is reversed on any loans classified as non-accrual or past due more than 90 days. Interest may continue to accrue on loans over 90 days past due if they are well secured and in the process of collection.

Income Taxes

Income Taxes

Income taxes are accounted for through the use of the asset and liability method. Under the asset and liability method, deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates would be recognized in income in the period that includes the enactment date. The Company files its federal and Kentucky income tax returns as well as its Kentucky and Tennessee franchise and excise tax returns on a consolidated basis with its subsidiaries. All taxes are accrued on a separate entity basis.

Operating Segments

Operating Segments

The Company’s continuing operations include one primary segment, retail banking. The retail banking segment involves the origination of commercial, residential and consumer loans as well as the collections of deposits in eighteen branch offices.

Premises and Equipment

Premises and Equipment

Land, land improvements, buildings, and furniture and equipment are carried at cost, less accumulated depreciation and amortization. Buildings and land improvements are depreciated generally by the straight-line method, and furniture and equipment are depreciated under various methods over the estimated useful lives of the assets. The Company capitalizes interest expense on construction in process at a rate equal to the Company’s cost of funds. The estimated useful lives used to compute depreciation are as follows:

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Intangible Assets

Intangible Assets

The core deposit intangible asset related to the middle Tennessee acquisition of June 2006 was amortized using the sum of the year’s digits method over an estimated period of nine years. At December 31, 2015, the core deposit intangible was fully amortized.

Bank Owned Life Insurance

Bank Owned Life Insurance

Bank owned life insurance policies (BOLI) are recorded at the cash surrender value or the amount to be realized upon current redemption. The realization of the redemption value is evaluated for each insuring entity that holds insurance contracts annually by management.

Advertising	Advertising The Company expenses the production cost of advertising as incurred.
Financial Instruments

Financial Instruments

The Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit and commercial letters of credit. Such financial instruments are recorded in the consolidated financial statements when they are funded or related fees are incurred or received.

Derivative Instruments

Derivative Instruments

Under the guidelines of ASC 815, Accounting for Derivative Instruments and Hedging Activities, as amended, all derivative instruments are required to be carried at fair value on the consolidated balance sheet. ASC 815 provides special hedge accounting provisions, which permit the change in fair value of the hedge item related to the risk being hedged to be recognized in earnings in the same period and in the same income statement line as the change in the fair value of the derivative.

A derivative instrument designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges under ASC 815. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash value hedges are accounted for by recording the fair value of the derivative instrument and the fair value related to the risk being hedged of the hedged asset or liability on the consolidated balance sheet with corresponding offsets recorded in the consolidated balance sheet. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as a freestanding asset or liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the income or expense recorded on the hedged asset or liability.

Under both the fair value and cash flow hedge methods, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instrument has been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been, or will not continue to be highly effective as a hedge, hedged accounting is discontinued. ASC 815 basis adjustments recorded on hedged assets and liabilities are amortized over the remaining life of the hedged item beginning no later than when hedge accounting ceases. The Company’s derivative matured on October 8, 2015. There were no fair value hedging gains or losses, as a result of hedge ineffectiveness, recognized for the years ended December 31, 2015 or 2014.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

ASC 825, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. Accordingly, such estimates involve uncertainties and matters of judgment and therefore cannot be determined with precision. ASC 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following are the more significant methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents approximate those assets’ fair values, because they mature within 90 days or less and do not present credit risk concerns.

Interest-bearing deposits in banks

The carrying amounts reported in the consolidated balance sheets for interest bearing deposits in banks is approximate those assets’ fair values, because they are considered overnight deposits and may be withdrawn at any time without penalty and do not present credit risk concerns.

Available-for-sale securities

Fair values for investment securities available-for-sale are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments provided by a third party pricing service. The Company reviews all securities in which the book value is greater than the market value for impairment that is other than temporary. For securities deemed to be other than temporarily impaired, the Company reduces the book value of the security to its market value by recognizing an impairment charge on its income statement.

Loans held for sale

Mortgage loans originated and intended to be sold are carried at the lower of cost or estimated fair value as determined on a loan by loan basis. Gains or losses are recognized at the time of ownership transfer. Net unrealized losses, if any, are recognized through a valuation allowance and charged to income.

Loans receivable

The fair values for of fixed-rate loans and variable rate loans that re-price on an infrequent basis is estimated using discounted cash flow analysis which considers future re-pricing dates and estimated repayment dates, and further using interest rates currently being offered for loans of similar type, terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The estimated fair value of variable-rate loans that re-price frequently and with have no significant change in credit risk is approximately the carrying value of the loan.

Letters of credit

The fair value of standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counter parties drawing on such financial instruments and the present creditworthiness of such counter parties. Such commitments have been made on terms which are competitive in the markets in which the Company operates, thus, the fair value of standby letters of credit equals the carrying value for the purposes of this disclosure.

Accrued interest receivable

Fair value is estimated to approximate the carrying amount because such amounts are expected to be received within 90 days or less and any credit concerns have been previously considered in the carrying value.

Repurchase agreements

Overnight repurchase agreements have a fair value at book, given that they mature overnight. The fair values for of longer date repurchase agreements is estimated using discounted cash flow analysis which considers the current market pricing for repurchase agreements of similar final maturities and collateral requirements.

Deposits

The fair values disclosed for deposits with no stated maturity such as demand deposits, interest-bearing checking accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and other fixed maturity time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on such type accounts or similar accounts to a schedule of aggregated contractual maturities or similar maturities on such time deposits.

Advances from the Federal Home Loan Bank (FHLB)

The fair value of these advances is estimated by discounting the future cash flows of these advances using the current rates at which similar advances or similar financial instruments could be obtained.

FHLB stock

The fair value of FHLB stock is recognized at cost.

Subordinated debentures

The book value of subordinated debentures is cost. The subordinated debentures re-price quarterly at a rate equal to three month libor plus 3.10%.

Dividend Restrictions

Dividend Restrictions

The Company is not permitted to pay a dividend to common shareholders if it fails to make a quarterly interest payment to the holders of the Company’s subordinated debentures. Furthermore, the Bank may be restricted in the payment of dividends to the Corporation by the KDFI or FDIC. Any restrictions imposed by either regulator would effectively limit the Company’s ability to pay a dividend to its common stockholders as discussed in Note 16. At December 31, 2016, there were no such restrictions. At December 31, 2016, the Corporation has approximately $1.1 million in cash on hand available to pay common dividends and repurchase treasury stock as outlined in Note 19. At December 31, 2016, the Bank may not pay an additional cash dividend to the Corporation without regulatory approval.

Earnings Per Share

Earnings Per Share

Earnings per share (EPS) consists of two separate components, basic EPS and diluted EPS. Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding for each period presented. Diluted EPS is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding plus dilutive common stock equivalents (CSE). CSE consists of dilutive stock options granted through the Company’s stock option plan. Restricted stock awards represent future compensation expense and are dilutive. Anti-dilutive common stock equivalents are not included for the purposes of this calculation. At December 31, 2016, the Company has no warrants or stock options outstanding.

Stock Compensation

Stock Compensation

Compensation cost is recognized for restricted stock awards issued to employees based on the fair value of these awards at the date of grant. The cost is recognized over the required service period, generally defined as the vesting period.

Effect of New Accounting Pronouncements

Effect of New Accounting Pronouncements

In May 2014, the FASB issued new guidance related to “Revenue from Contracts with Customers.” This guidance supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance throughout the ASC. The guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016; however, the FASB has agreed to a one-year deferral of the effective date to December 15, 2017. The implementation of ASC Topic 605 will not have a material impact on the Company’s Consolidated Financial Statements.

ASU No. 2015-02, “Amendments to the Consolidation Analysis.” This ASU affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments: (1) modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (“VIEs”) or voting interest entities; (2) eliminate the presumption that a general partner should consolidate a limited partnership; (3) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and (4) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. ASU No. 2015-02 was effective for interim and annual reporting periods beginning after December 15, 2015. The implementation of the provisions of ASU No. 2015-02 did not have a material impact on the Company’s Consolidated Financial Statements.

ASU 2015-05, “Intangibles – Goodwill and Other - Internal-Use Software (Subtopic 350-40) – Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement.” ASU 2015-05 addresses accounting for fees paid by a customer in cloud computing arrangements such as (i) software as a service, (ii) platform as a service, (iii) infrastructure as a service and (iv) other similar hosting arrangements. ASU 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The implementation of ASU 2015-05, which was effective on January 1, 2016, did not have a significant impact on the Company’s Consolidated Financial Statements.

ASU 2015-15, “Interest – Imputation of Interest (Subtopic 835-30) – Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting.” ASU 2015-15 adds SEC paragraphs pursuant to an SEC Staff Announcement that given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The implementation of ASU 2015-15 did not have a significant impact on the Company’s Consolidated Financial Statements.

In September 2015, the FASB issued Accounting Standards Update No. 2015-16, “Simplifying the Accounting for Measurement-Period Adjustments.” The guidance in this update eliminates the requirement to restate prior period financial statements for measurement period adjustments. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. The new guidance is intended to reduce complexity in financial reporting. The elimination of the restatement requirement should simplify financial reporting for many entities. However, recognizing the entire impact of a measurement period adjustment in a single reporting period may introduce earnings volatility and reduce comparability between periods when the adjustments are material. The accounting changes in this update are effective for public companies for annual periods, and the interim periods within those annual periods, after December 15, 2015. The implementation of ASU 2015-16 did not have a material impact on the Company’s Consolidated Financial Statements.

ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements and (vii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale. ASU 2016-01 will be effective on January 1, 2018, and is not expected to have a material effect on the Company’s Consolidated Financial Statements.

ASU 2016-02, “Leases (Topic 842).” ASU 2016-02 will, among other things, require lessees to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. ASU 2016-02 does not significantly change lease accounting requirements applicable to lessors; however, certain changes were made to align, where necessary, lessor accounting with the lessee accounting model and ASC Topic 606, “Revenue from Contracts with Customers.” ASU 2016-02 will be effective for us on January 1, 2019, and will require transition using a modified retrospective approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. We are currently evaluating the potential impact of ASU 2016-02 on the Company’s Consolidated Financial Statements.

ASU 2016-05 “Derivatives and Hedging (Topic 815) Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships.” ASU 2016-05 clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under ASC Topic 815 does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met. ASU 2016-05 will be effective for us on January 1, 2017. The implementation of ASU 2016-05 is not expected to have a material impact on the Company’s Consolidated Financial Statements.

ASU 2016-07, “Investments – Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting.” The amendments affect all entities that have an investment that becomes qualified for the equity method of accounting as a result of an increase in the level of ownership interest or degree of influence. ASU 2016-07 simplifies the transition to the equity method of accounting by eliminating retroactive adjustment of the investment when an investment qualifies for use of the equity method, among other things. ASU 2016-07 will be effective for us on January 1, 2017. The implementation of ASU 2016-07 is not expected to have a material impact on the Company’s Consolidated Financial Statements.

ASU 2016-09, “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” Under ASU 2016-09 all excess tax benefits and tax deficiencies related to share-based payment awards should be recognized as income tax expense or benefit in the income statement during the period in which they occur. Previously, such amounts were recorded in the pool of excess tax benefits included in additional paid-in capital, if such pool was available. Because excess tax benefits are no longer recognized in additional paid-in capital, the assumed proceeds from applying the treasury stock method when computing earnings per share should exclude the amount of excess tax benefits that would have previously been recognized in additional paid-in capital. Additionally, excess tax benefits should be classified along with other income tax cash flows as an operating activity rather than a financing activity, as was previously the case. ASU 2016-09 also provides that an entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest (current GAAP) or account for forfeitures when they occur. ASU 2016-09 changes the threshold to qualify for equity classification (rather than as a liability) to permit withholding up to the maximum statutory tax rates (rather than the minimum as was previously the case) in the applicable jurisdictions. ASU 2016-09 is effective on January 1, 2017. The implementation of ASU 2016-09 is not expected to have a material effect on the Company’s Consolidated Financial Statements.

On June 16, 2016, the FASB released its finalized ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments to U.S. GAAP require businesses and other organization to measure the expected credit losses on financial assets, such as loans, securities, bond insurance, and many receivables, the FASB said. The accounting changes apply to instruments recorded on balance sheets at their historical cost, although there are some limited changes to the accounting for debt instruments classified as available-for-sale. The accounting board added that the write-downs will be based on historical information, current business conditions, and forecasts, and it expects the forecasts to improve the loss estimates on financial assets that are losing value. The board also said the techniques that are employed today to write down loans and other instruments can still be used, although it expects the variables for calculating the losses to change. ASU 2016-13 will become effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Companies are permitted to adopt ASU 2016-13 in fiscal years beginning after December 15, 2018. The Company is currently evaluating the potential impact of ASU 2016-13.

ASU 2016-15 “Statement of Cash Flows (Topic 230)” (“ASU 2016-15”) is intended to reduce the diversity in practice around how certain transactions are classified within the statement of cash flows. ASU 2016-15 is effective for public companies for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted with retrospective application. We are evaluating the impact that the adoption of ASU 2016-15 will have on the Company’s Consolidated Financial Statements.

Other accounting standards that have been issued or proposed by the FASB or other standards bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Reclassifications

Reclassifications

Certain items in prior financial statements have been reclassified to conform to the current presentation. Reclassifications had no effect on prior year’s net income or shareholders’ equity.

Troubled Debt Restructuring

Troubled Debt Restructuring

On a periodic basis, the Company may modify the terms of certain loans. In evaluating whether a restructuring constitutes a TDR, ASC 310; A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring, is determinative. In evaluating whether a restructuring constitutes a TDR, the Company must separately conclude that both of the following exist:

a.)	The restructuring constitutes a concession

b.)	The debtor is experiencing financial difficulties

ASC 310 provides the following guidance for the Company’s evaluation of whether it has granted a concession as follows:

If a debtor does not otherwise have access to funds at a market interest rate for debt with similar risk characteristics as the restructured debt, the restructured debt would be considered a below market rate, which may indicate that the Company may have granted a concession. In that circumstance, the Company should consider all aspects of the restructuring in determining whether it has granted a concession, the creditor must make a separate assessment about whether the debtor is experiencing financial difficulties to determine whether the restructuring constitutes a TDR.

A temporary or permanent increase in the interest rate on a loan as a result of a restructuring does not eliminate the possibility of the restructuring from being considered a concession if the new interest rate on the loan is below the market interest rate for loans of similar risk characteristics.

A restructuring that results in a delay in payment that is insignificant is not a concession. However, the Company must consider a variety of factors in assessing whether a restructuring resulting in a delay in payment is insignificant.

Fair Value Measurement

ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy which requires an entity to maximize the use of observable input and minimize the use of unobservable inputs when measuring fair value. Although ASC 820 provides for fair value accounting, the Company did not elect the fair value option for any financial instrument not presently required to be accounted for at fair value.

The Company has developed a process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models or processes that use primarily market based or based on third party market data, including interest rate yield curves, option volatilities and other third party information. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financials instruments could result in a different estimate of fair value at the reporting date.

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•	Level 1 is for assets and liabilities that management has obtained quoted prices (unadjusted for transaction cost) or identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

•	Level 2 is for assets and liabilities in which significant unobservable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 is for assets and liabilities in which significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value of securities available for sale are determined by a matrix pricing, which is a mathematical technique what is widely used in the industry to value debt securities without relying exclusively on quoted prices for the individual securities in the Company’s portfolio but relying on the securities relationship to other benchmark quoted securities. Impaired loans are valued at the net present value of expected payments and considering the fair value of any assigned collateral.